UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerrold N. Fine             Westport, CT                8/15/11
     ------------------------   ------------------------------  ----------
           [Signature]               [City, State]                [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   60
                                               -------------

Form 13F Information Table Value Total:             $138,557
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


     1.     028-12871                    CHARTER OAK MANAGEMENT GP LLC

     2.     028-13964                    FINE PARTNERS, L.P.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                  COM            002824100    1,474   28,018 SH       DEFINED    1, 2      28,018      0    0
ABBOTT LABS                  COM            002824100      109    2,065 SH       DEFINED    1          2,065      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108    3,829   66,011 SH       DEFINED    1, 2      66,011      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108      282    4,868 SH       DEFINED    1          4,868      0    0
CALGON CARBON CORP           COM            129603106    5,692  334,802 SH       DEFINED    1, 2     334,802      0    0
CALGON CARBON CORP           COM            129603106      420   24,698 SH       DEFINED    1         24,698      0    0
CARDIOME PHARMA CORP         COM NEW        14159U202      456  102,455 SH       DEFINED    1, 2     102,455      0    0
CARDIOME PHARMA CORP         COM NEW        14159U202       34    7,545 SH       DEFINED    1          7,545      0    0
CENTURYLINK INC              COM            156700106      941   23,282 SH       DEFINED    1, 2      23,282      0    0
CENTURYLINK INC              COM            156700106       69    1,718 SH       DEFINED    1          1,718      0    0
CHILDRENS PL RETAIL STORES I COM            168905107      622   13,975 SH       DEFINED    1, 2      13,975      0    0
CHILDRENS PL RETAIL STORES I COM            168905107       46    1,025 SH       DEFINED    1          1,025      0    0
EVEREST RE GROUP LTD         COM            G3223R108   12,457  152,381 SH       DEFINED    1, 2     152,381      0    0
EVEREST RE GROUP LTD         COM            G3223R108      919   11,237 SH       DEFINED    1         11,237      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860    4,817  349,345 SH       DEFINED    1, 2     349,345      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860      354   25,655 SH       DEFINED    1         25,655      0    0
GENERAL MTRS CO              COM            370442105    1,414   46,565 SH       DEFINED    1         46,565      0    0
GENERAL MTRS CO              COM            370442105      104    3,435 SH       DEFINED    1, 2       3,435      0    0
HCA HOLDINGS INC             COM            40412C101    1,537   46,565 SH       DEFINED    1         46,565      0    0
HCA HOLDINGS INC             COM            40412C101      113    3,435 SH       DEFINED    1, 2       3,435      0    0
HYPERDYNAMICS CORP           COM            448954107    1,602  372,506 SH       DEFINED    1        372,506      0    0
HYPERDYNAMICS CORP           COM            448954107      118   27,479 SH       DEFINED    1, 2      27,479      0    0
ITRON INC                    COM            465741106    2,704   56,139 SH       DEFINED    1         56,139      0    0
ITRON INC                    COM            465741106      199    4,140 SH       DEFINED    1, 2       4,140      0    0
LINCOLN NATL CORP IND        COM            534187109    3,496  122,727 SH       DEFINED    1        122,727      0    0
LINCOLN NATL CORP IND        COM            534187109      258    9,051 SH       DEFINED    1, 2       9,051      0    0
METLIFE INC                  COM            59156R108   10,194  232,358 SH       DEFINED    1        232,358      0    0
METLIFE INC                  COM            59156R108      752   17,135 SH       DEFINED    1, 2      17,135      0    0
MICROSOFT CORP               COM            594918104    4,964  190,914 SH       DEFINED    1        190,914      0    0
MICROSOFT CORP               COM            594918104      366   14,082 SH       DEFINED    1, 2      14,082      0    0
MYLAN INC                    COM            628530107   13,406  543,405 SH       DEFINED    1        543,405      0    0
MYLAN INC                    COM            628530107      989   40,072 SH       DEFINED    1, 2      40,072      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100    1,700   79,158 SH       DEFINED    1         79,158      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100      125    5,837 SH       DEFINED    1, 2       5,837      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   16,420  157,824 SH       DEFINED    1        157,824      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,211   11,637 SH       DEFINED    1, 2      11,637      0    0
ORMAT TECHNOLOGIES INC       COM            686688102    3,076  139,761 SH       DEFINED    1        139,761      0    0
ORMAT TECHNOLOGIES INC       COM            686688102      227   10,308 SH       DEFINED    1, 2      10,308      0    0
RAILAMERICA INC              COM            750753402    2,239  149,254 SH       DEFINED    1        149,254      0    0
RAILAMERICA INC              COM            750753402      165   11,005 SH       DEFINED    1, 2      11,005      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104    2,920   99,525 SH       DEFINED    1         99,525      0    0
RYANAIR HLDGS PLC            SPONSORED ADR  783513104      215    7,339 SH       DEFINED    1, 2       7,339      0    0
SOUTH JERSEY INDS INC        COM            838518108    1,464   26,948 SH       DEFINED    1         26,948      0    0
SOUTH JERSEY INDS INC        COM            838518108      108    1,987 SH       DEFINED    1, 2       1,987      0    0
SOUTHWESTERN ENERGY CO       COM            845467109    8,807  205,394 SH       DEFINED    1        205,394      0    0
SOUTHWESTERN ENERGY CO       COM            845467109      649   15,144 SH       DEFINED    1, 2      15,144      0    0
STAPLES INC                  COM            855030102      736   46,585 SH       DEFINED    1         46,585      0    0
STAPLES INC                  COM            855030102       54    3,415 SH       DEFINED    1, 2       3,415      0    0
STREETTRACKS GOLD TRUST      COM            863307104    1,398    9,575 SH       DEFINED    1          9,575      0    0
STREETTRACKS GOLD TRUST      COM            863307104      103      706 SH       DEFINED    1 ,2         706      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    9,357  190,915 SH       DEFINED    1        190,915      0    0
TRANSATLANTIC HLDGS INC      COM            893521104      690   14,085 SH       DEFINED    1, 2      14,085      0    0
UIL HLDG CORP                COM            902748102    3,014   93,169 SH       DEFINED    1         93,169      0    0
UIL HLDG CORP                COM            902748102      221    6,831 SH       DEFINED    1, 2       6,831      0    0
VANGUARD HEALTH SYSTEMS INC  COM            922036207    2,799  163,044 SH       DEFINED    1        163,044      0    0
VANGUARD HEALTH SYSTEMS INC  COM            922036207      205   11,956 SH       DEFINED    1, 2      11,956      0    0
WAL MART STORES INC          COM            931142103    4,949   93,134 SH       DEFINED    1         93,134      0    0
WAL MART STORES INC          COM            931142103      365    6,866 SH       DEFINED    1, 2       6,866      0    0
WARNER CHILCOTT PLC IRELAND  SHS A          G94368100      562   23,292 SH       DEFINED    1         23,292      0    0
WARNER CHILCOTT PLC IRELAND  SHS A          G94368100       41    1,708 SH       DEFINED    1, 2       1,708      0    0
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